Financial risk - Loans at amortized cost (Details) - Loans at amortized cost - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Total	$ 5,734,605	$ 4,911,397
Costs:
Credit risk
Total	5,734,605	4,911,397
Loss allowance
Credit risk
Total	41,476	41,165	$ 99,307
Stage 3 | Loss allowance
Credit risk
Total	5,186	4,588	54,573
Stage 1 | Loss allowance
Credit risk
Total	20,115	16,661	28,892
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	16,175	19,916	$ 15,842
Credit risk
Credit risk
Total	5,693,129	4,870,232
Credit risk | Costs:
Credit risk
Total	5,734,605	4,911,397
Credit risk | Loss allowance
Credit risk
Total	(41,476)	(41,165)
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	$ 3,016,938	$ 2,582,794
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.03%	0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Maximum of the year
Credit risk
PD Ranges	0.74%	0.74%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	$ 2,524,147
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.75%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Maximum of the year
Credit risk
PD Ranges	3.80%
Credit risk | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		$ 2,096,138
Credit risk | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Minimum of the year
Credit risk
PD Ranges		0.75%
Credit risk | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Maximum of the year
Credit risk
PD Ranges		3.95%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	$ 193,520
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
PD Ranges	3.81%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Maximum of the year
Credit risk
PD Ranges	34.51%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total		$ 232,465
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
PD Ranges		3.96%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Maximum of the year
Credit risk
PD Ranges		30.67%
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total	$ 0
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs: | Minimum of the year
Credit risk
PD Ranges	34.52%
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs: | Maximum of the year
Credit risk
PD Ranges	100.00%
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total		$ 0
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs: | Minimum of the year
Credit risk
PD Ranges		30.68%
Credit risk | Grades 9 - 10 | 34.52 - 100 | Costs: | Maximum of the year
Credit risk
PD Ranges		100.00%
Credit risk | Stage 3
Credit risk
Total	$ 5,407	$ 6,005
Credit risk | Stage 3 | Costs:
Credit risk
Total	10,593	10,593
Credit risk | Stage 3 | Loss allowance
Credit risk
Total	(5,186)	(4,588)
Credit risk | Stage 3 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Stage 3 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	0
Credit risk | Stage 3 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		0
Credit risk | Stage 3 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	10,593
Credit risk | Stage 3 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total		10,593
Credit risk | Stage 3 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total	0
Credit risk | Stage 3 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total		0
Credit risk | Stage 1
Credit risk
Total	5,562,978	4,596,807
Credit risk | Stage 1 | Costs:
Credit risk
Total	5,583,093	4,613,468
Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(20,115)	(16,661)
Credit risk | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	3,016,938	2,582,794
Credit risk | Stage 1 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	2,466,348
Credit risk | Stage 1 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		1,928,142
Credit risk | Stage 1 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	99,807
Credit risk | Stage 1 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total		102,532
Credit risk | Stage 1 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total	0
Credit risk | Stage 1 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total		0
Credit risk | Stage 2 | Stage 2
Credit risk
Total	124,744	267,420
Credit risk | Stage 2 | Stage 2 | Costs:
Credit risk
Total	140,919	287,336
Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(16,175)	(19,916)
Credit risk | Stage 2 | Stage 2 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	57,799
Credit risk | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		167,996
Credit risk | Stage 2 | Stage 2 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	83,120
Credit risk | Stage 2 | Stage 2 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total		119,340
Credit risk | Stage 2 | Stage 2 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total	$ 0
Credit risk | Stage 2 | Stage 2 | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Total		$ 0